Reconciliation to Form 5500 - Net assets available for benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 1,494,798,925	$ 1,415,164,649
Adjustments:
Contract value to fair value for fully benefit-responsive investment contracts	(2,450,091)	(4,910,238)
Deemed distributions of participant loans	(442,807)	(1,238,392)
Amounts reported per Form 5500	$ 1,491,906,027	$ 1,409,016,019